CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Loss before tax	¥ (244,150)
Adjustments for:
Depreciation and amortization	14,931
Loss on disposal of property and equipment and intangible assets	1,675
COVID-19 related rent concessions from lessors		¥ (6,846)
Impairment of trade receivables	528
Share-based compensation	10,514
Foreign exchange losses	2,641
Finance income	(779)
Finance costs	29,503
Change in fair value of warrant liabilities	7,592
Changes in working capital:
(Increase)/decrease in inventories	1,318
(Increase)/decrease in trade receivables, prepayments and other current assets	190,197
Decrease/(increase) in amounts due from related parties	(66,780)
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities	(30,357)
Increase/(decrease) in amounts due to related parties	1,852
Changes in other non-current assets and liabilities	(128)
Interest received	1,011
Net cash flows from/(used in) operating activities	(80,432)
Cash flows from investing activities
Purchases of property and equipment	(43,188)
Purchases of intangible assets	(2,483)
Net cash flows used in investing activities	(45,671)
Cash flows from financing activities
Repayments of interest-bearing bank borrowings		(414,712)
Repayments of loans provided by a related party		(28,900)
Proceeds from subscription of shares		29,557
Lease payments	(9,702)	(217,179)
Net cash flows (used in)/from financing activities	(9,702)	(631,234)
Net decrease in cash and cash equivalents	(135,805)	(685,708)
Effect of foreign exchange rate changes, net	(4,895)	(27,163)
Cash and cash equivalents at beginning of period	1,494,000	1,353,300
Cash and cash equivalents at end of period	1,353,300	640,429	¥ 1,353,300	¥ 1,494,000
Successor
Cash flows from operating activities
Loss before tax	(244,150)	(504,146)
Adjustments for:
Depreciation and amortization	14,931	425,160
Loss on disposal of property and equipment and intangible assets	1,675	3,030
COVID-19 related rent concessions from lessors		(6,846)
Gain on modification of leases		(1,816)
Impairment of trade receivables	528	7,378
Share-based compensation	10,514	692
Foreign exchange losses	2,641	49,389
Gain on disposal of subsidiaries		(3,558)
Finance income	(779)	(2,727)
Finance costs	29,503	263,810
Change in fair value of warrant liabilities	7,592	112,729		7,592
Changes in working capital:
(Increase)/decrease in inventories	1,318	(35,781)
(Increase)/decrease in trade receivables, prepayments and other current assets	190,197	(34,201)
Decrease in restricted cash		382,294
Decrease/(increase) in amounts due from related parties	(66,780)	56,794
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities	(30,357)	(230,314)
Increase/(decrease) in amounts due to related parties	1,852	(967)
Changes in other non-current assets and liabilities	(128)	4,227
Interest received	1,011	1,308
Interest paid		(176,723)
Income tax paid		(44,517)
Net cash flows from/(used in) operating activities	(80,432)	265,215
Cash flows from investing activities
Purchases of property and equipment	(43,188)	(309,458)
Purchases of intangible assets	(2,483)	(3,532)
Proceeds from disposal of subsidiaries, net of transaction costs		3,637
Acquisition of a subsidiary, net of cash received		(10,336)
Net cash flows used in investing activities	(45,671)	¥ (319,689)
Predecessor
Cash flows from operating activities
Loss before tax				(159,954)	¥ (94,297)
Adjustments for:
Depreciation and amortization				329,453	138,639
Loss on disposal of property and equipment and intangible assets				723	355
Gain on modification of leases				(89)
Impairment of trade receivables				6,512	16,329
Share-based compensation				34,403	18,418
Foreign exchange losses				13,120	34,190
Liquidation of a foreign operation					(26,429)
Finance income				(2,127)	(2,543)
Finance costs				132,730	19,420
Changes in working capital:
(Increase)/decrease in inventories				(600)	(17,489)
(Increase)/decrease in trade receivables, prepayments and other current assets				(174,485)	(7,529)
Decrease in restricted cash				26,272	1,717
Decrease/(increase) in amounts due from related parties				32,527	(3,742)
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities				181,214	137,433
Increase/(decrease) in amounts due to related parties				(348)	1,841
Changes in other non-current assets and liabilities				1,915	(1,019)
Interest received				1,979	2,506
Interest paid				(30,462)	(21,589)
Income tax paid				(76,144)	(65,231)
Net cash flows from/(used in) operating activities				316,639	130,980
Cash flows from investing activities
Purchases of property and equipment				(337,289)	(517,924)
Purchases of intangible assets				(4,482)	(12,693)
Acquisition of a subsidiary, net of cash received					(4,331)
Net cash flows used in investing activities				(341,771)	(534,948)
Cash flows from financing activities
Proceeds from interest-bearing bank borrowings					126,386
Repayments of interest-bearing bank borrowings				(22,097)	(22,751)
Lease payments				(167,864)
Net cash flows (used in)/from financing activities				(189,961)	103,635
Net decrease in cash and cash equivalents				(215,093)	(300,333)
Effect of foreign exchange rate changes, net				5,642	5,034
Cash and cash equivalents at beginning of period	¥ 387,162		¥ 596,613	596,613	891,912
Cash and cash equivalents at end of period				¥ 387,162	¥ 596,613